Accounts receivable (Details 1) - Accounts Receivable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 1,224,364	$ 307,710
Addition to doubtful accounts expense	547,176	1,033,782
Deduction - collection of doubtful accounts	(748,241)	(106,246)
Translation adjustments	(86,843)	(10,882)
Balance at end of year	$ 936,456	$ 1,224,364